RESTRICTED ASSETS	12 Months Ended
Dec. 31, 2011
RESTRICTED ASSETS
RESTRICTED ASSETS

28.               RESTRICTED ASSETS

Relevant PRC laws and regulations permit payments of dividends by the Company’s PRC subsidiaries only out of their related earnings, if any, as determined in accordance with PRC accounting standards and regulations. As a result of these PRC laws and regulations, the Company’s PRC subsidiaries are restricted in their abilities to transfer a portion of their net assets either in the form of dividends, loans or advance, which restricted portion amounted to $619.3 million as of December 31, 2011. This amount is made up of the registered equity of the Group’s PRC subsidiaries and the statutory reserves disclosed in Note 19.